Shareholder Report, Line Graph (Details) - USD ($)	12 Months Ended	60 Months Ended	76 Months Ended	80 Months Ended	100 Months Ended	120 Months Ended
	Oct. 31, 2024	Oct. 31, 2024	Oct. 31, 2024	Oct. 31, 2024	Oct. 31, 2024	Oct. 31, 2024	Oct. 30, 2024	Oct. 31, 2023	Oct. 30, 2023	Oct. 31, 2022	Oct. 30, 2022	Oct. 31, 2021	Oct. 30, 2021	Oct. 31, 2020	Oct. 30, 2020	Oct. 31, 2019	Oct. 30, 2019	Oct. 31, 2018	Oct. 30, 2018	Jun. 30, 2018	Feb. 28, 2018	Oct. 31, 2017	Oct. 30, 2017	Oct. 31, 2016	Oct. 30, 2016	Jun. 30, 2016	Oct. 31, 2015	Oct. 31, 2014
C000015208 [Member]
Account Value [Line Items]
Line Graph and Table Measure Name	Class A Shares at maximum sales charge (Offering Price)
Account Value	$ 20,509	$ 20,509	$ 20,509	$ 20,509	$ 20,509	$ 20,509		$ 15,915		$ 16,140		$ 16,639		$ 11,780		$ 13,560		$ 12,348				$ 11,906		$ 9,844			$ 9,345	$ 9,427
Average Annual Return, Percent	21.43%	7.34%				7.45%
C000015208 [Member] | Without Sales Load [Member]
Account Value [Line Items]
Line Graph and Table Measure Name	Class A Shares at NAV (excluding maximum sales charge)
Account Value	$ 21,756	$ 21,756	21,756	21,756	21,756	$ 21,756		16,883		17,121		17,650		12,496		14,384		13,099				12,629		10,442			9,913	10,000
Average Annual Return, Percent	28.86%	8.63%				8.08%
C000015210 [Member] | Without Sales Load [Member]
Account Value [Line Items]
Line Graph and Table Measure Name	Class C Shares at NAV (excluding maximum sales charge)
Account Value	$ 20,482	$ 20,482	20,482	20,482	20,482	$ 20,482		15,894		16,119		16,741		11,949		13,854		12,713				12,346		10,280			9,841	10,000
Average Annual Return, Percent	27.98%	7.82%				7.43%
C000123980 [Member]
Account Value [Line Items]
Line Graph and Table Measure Name	Class R6 Shares at NAV
Account Value	$ 22,555	$ 22,555	22,555	22,555	22,555	$ 22,555		17,447		17,628		18,109		12,779		14,655		13,287				12,758		10,508			9,949	10,000
Average Annual Return, Percent	29.28%	9.01%				8.47%
C000015212 [Member]
Account Value [Line Items]
Line Graph and Table Measure Name	Class I Shares at NAV
Account Value	$ 22,300	$ 22,300	22,300	22,300	22,300	$ 22,300		17,261		17,464		17,957		12,682		14,570		13,229				12,718		10,488			9,936	10,000
Average Annual Return, Percent	29.19%	8.88%				8.35%
C000015111 [Member]
Account Value [Line Items]
Line Graph and Table Measure Name	Class A Shares at maximum sales charge (Offering Price)
Account Value	$ 20,301	$ 20,301	20,301	20,301	20,301	$ 20,301		15,672		15,640		24,460		17,602		13,742		12,115				11,836		9,402			9,771	9,425
Average Annual Return, Percent	22.07%	6.85%				7.34%
C000015111 [Member] | Without Sales Load [Member]
Account Value [Line Items]
Line Graph and Table Measure Name	Class A Shares at NAV (excluding maximum sales charge)
Account Value	$ 21,540	$ 21,540	21,540	21,540	21,540	$ 21,540		16,629		16,595		25,954		18,676		14,580		12,855				12,559		9,976			10,368	10,000
Average Annual Return, Percent	29.53%	8.12%				7.98%
C000123979 [Member]
Account Value [Line Items]
Line Graph and Table Measure Name	Class R6 Shares at NAV
Account Value	$ 22,336	$ 22,336	22,336	22,336	22,336	$ 22,336		17,177		17,093		26,649		19,110		14,867		13,058				12,709		10,054			10,409	10,000
Average Annual Return, Percent	30.03%	8.48%				8.37%
C000015115 [Member]
Account Value [Line Items]
Line Graph and Table Measure Name	Class I Shares at NAV
Account Value	$ 22,087	$ 22,087	22,087	22,087	22,087	$ 22,087		17,000		16,926		26,411		18,958		14,767		12,984				12,653		10,026			10,395	10,000
Average Annual Return, Percent	29.92%	8.39%				8.25%
C000015168 [Member]
Account Value [Line Items]
Line Graph and Table Measure Name	Class A Shares at maximum sales charge (Offering Price)
Account Value	$ 22,617	$ 22,617	22,617	22,617	22,617	$ 22,617		16,974		17,709		21,555		13,992		13,758		12,863				12,430		10,209			9,812	9,427
Average Annual Return, Percent	25.54%	9.15%				8.50%
C000015168 [Member] | Without Sales Load [Member]
Account Value [Line Items]
Line Graph and Table Measure Name	Class A Shares at NAV (excluding maximum sales charge)
Account Value	$ 23,992	$ 23,992	23,992	23,992	23,992	$ 23,992		18,005		18,786		22,865		14,842		14,594		13,645				13,186		10,829			10,408	10,000
Average Annual Return, Percent	33.25%	10.45%				9.15%
C000199174 [Member]
Account Value [Line Items]
Line Graph and Table Measure Name	Class R6 Shares at NAV
Account Value	$ 18,042	$ 18,042	18,042	$ 18,042	18,042	$ 18,042		13,493		14,016		17,003		10,999		10,767		10,042			$ 10,000
Average Annual Return, Percent	33.72%	10.88%		9.25%
C000015172 [Member]
Account Value [Line Items]
Line Graph and Table Measure Name	Class I Shares at NAV
Account Value	$ 24,595	$ 24,595	24,595	$ 24,595	24,595	$ 24,595		18,410		19,151		23,252		15,057		14,761		13,778				13,277		10,880			10,429	10,000
Average Annual Return, Percent	33.60%	10.75%				9.42%
C000015126 [Member]
Account Value [Line Items]
Line Graph and Table Measure Name	Class A Shares at maximum sales charge (Offering Price)
Account Value	$ 21,924	$ 21,924	21,924	21,924	21,924	$ 21,924		17,403		17,517		18,694		11,985		13,355		12,120				12,199		9,804			9,508	9,424
Average Annual Return, Percent	18.73%	9.12%				8.17%
C000015126 [Member] | Without Sales Load [Member]
Account Value [Line Items]
Line Graph and Table Measure Name	Class A Shares at NAV (excluding maximum sales charge)
Account Value	$ 23,263	$ 23,263	23,263	23,263	23,263	$ 23,263		18,466		18,587		19,836		12,717		14,171		12,860				12,944		10,403			10,089	10,000
Average Annual Return, Percent	25.98%	10.42%				8.81%
C000015128 [Member] | Without Sales Load [Member]
Account Value [Line Items]
Line Graph and Table Measure Name	Class C Shares at NAV (excluding maximum sales charge)
Account Value	$ 21,900	$ 21,900	21,900	21,900	21,900	$ 21,900		17,384		17,498		18,818		12,157		13,650		12,479				12,658		10,247			10,015	10,000
Average Annual Return, Percent	25.06%	9.59%				8.15%
C000202060 [Member]
Account Value [Line Items]
Line Graph and Table Measure Name	Class R6 Shares at NAV
Account Value	$ 16,892	$ 16,892	$ 16,892	16,892	16,892	$ 16,892		13,356		13,390		14,239		9,093		10,093		9,123		$ 9,771
Average Annual Return, Percent	26.47%	10.85%	8.59%
C000015130 [Member]
Account Value [Line Items]
Line Graph and Table Measure Name	Class I Shares at NAV
Account Value	$ 23,852	$ 23,852	$ 23,852	23,852	23,852	$ 23,852		18,880		18,959		20,185		12,910		14,350		12,988				13,041		10,454			10,112	10,000
Average Annual Return, Percent	26.33%	10.70%				9.08%
C000015173 [Member]
Account Value [Line Items]
Line Graph and Table Measure Name	Class A Shares at maximum sales charge (Offering Price)
Account Value	$ 17,708	$ 17,708	17,708	17,708	17,708	$ 17,708		13,660		15,018		15,977		9,714		12,347		12,292				13,379		10,872			10,175	9,426
Average Annual Return, Percent	22.17%	6.22%				5.88%
C000015173 [Member] | Without Sales Load [Member]
Account Value [Line Items]
Line Graph and Table Measure Name	Class A Shares at NAV (excluding maximum sales charge)
Account Value	$ 18,786	$ 18,786	18,786	18,786	18,786	$ 18,786		14,492		15,933		16,950		10,306		13,099		13,041				14,195		11,534			10,795	10,000
Average Annual Return, Percent	29.64%	7.48%				6.51%
C000015175 [Member] | Without Sales Load [Member]
Account Value [Line Items]
Line Graph and Table Measure Name	Class C Shares at NAV (excluding maximum sales charge)
Account Value	$ 17,688	$ 17,688	17,688	17,688	17,688	$ 17,688		13,644		15,002		16,078		9,852		12,620		12,655				13,876		11,361			10,710	10,000
Average Annual Return, Percent	28.65%	6.66%				5.87%
C000171405 [Member]
Account Value [Line Items]
Line Graph and Table Measure Name	Class R6 Shares at NAV
Account Value	$ 17,321	$ 17,321	17,321	17,321	$ 17,321	$ 17,321		13,309		14,572		15,436		9,347		11,833		11,727				12,710		10,300		$ 10,000
Average Annual Return, Percent	30.14%	7.92%			6.81%
C000015177 [Member]
Account Value [Line Items]
Line Graph and Table Measure Name	Class I Shares at NAV
Account Value	$ 19,262	$ 19,262	19,262	19,262	$ 19,262	$ 19,262		14,820		16,255		17,249		10,460		13,264		13,173				14,301		11,589			10,822	10,000
Average Annual Return, Percent	29.97%	7.75%				6.77%
C000015101 [Member]
Account Value [Line Items]
Line Graph and Table Measure Name	Class A Shares at maximum sales charge (Offering Price)
Account Value	$ 29,559	$ 29,559	29,559	29,559	29,559	$ 29,559		21,201		19,251		22,799		16,082		15,206		13,716				13,004		10,004			9,675	9,424
Average Annual Return, Percent	31.42%	12.88%				11.45%
C000015101 [Member] | Without Sales Load [Member]
Account Value [Line Items]
Line Graph and Table Measure Name	Class A Shares at NAV (excluding maximum sales charge)
Account Value	$ 31,365	$ 31,365	31,365	31,365	31,365	$ 31,365		22,496		20,427		24,192		17,064		16,135		14,554				13,799		10,616			10,266	10,000
Average Annual Return, Percent	39.42%	14.22%				12.11%
C000015103 [Member] | Without Sales Load [Member]
Account Value [Line Items]
Line Graph and Table Measure Name	Class C Shares at NAV (excluding maximum sales charge)
Account Value	$ 29,529	$ 29,529	29,529	29,529	29,529	$ 29,529		21,179		19,231		22,944		16,309		15,534		14,119				13,492		10,454			10,185	10,000
Average Annual Return, Percent	38.38%	13.37%				11.44%
C000015105 [Member]
Account Value [Line Items]
Line Graph and Table Measure Name	Class I Shares at NAV
Account Value	$ 32,149	$ 32,149	32,149	32,149	32,149	$ 32,149		23,003		20,837		24,610		17,318		16,334		14,698				13,901		10,668			10,288	10,000
Average Annual Return, Percent	39.76%	14.50%				12.39%
C000015158 [Member]
Account Value [Line Items]
Line Graph and Table Measure Name	Class A Shares at maximum sales charge (Offering Price)
Account Value	$ 23,856	$ 23,856	23,856	23,856	23,856	$ 23,856		17,547		18,546		25,769		17,972		13,767		13,052				12,097		9,673			9,492	9,425
Average Annual Return, Percent	28.12%	10.31%				9.08%
C000015158 [Member] | Without Sales Load [Member]
Account Value [Line Items]
Line Graph and Table Measure Name	Class A Shares at NAV (excluding maximum sales charge)
Account Value	$ 25,312	$ 25,312	25,312	25,312	$ 25,312	$ 25,312		18,618		19,678		27,341		19,069		14,607		13,849				12,836		10,263			10,072	10,000
Average Annual Return, Percent	35.95%	11.62%				9.73%
C000171404 [Member]
Account Value [Line Items]
Line Graph and Table Measure Name	Class R6 Shares at NAV
Account Value							$ 27,078		$ 19,851		$ 20,891		$ 28,909		$ 20,079		$ 15,311		$ 14,426				$ 13,328		$ 10,615	10,000
Average Annual Return, Percent	36.41%	12.08%			12.69%
C000015162 [Member]
Account Value [Line Items]
Line Graph and Table Measure Name	Class I Shares at NAV
Account Value	$ 25,948	$ 25,948	25,948	25,948	$ 25,948	$ 25,948		19,038		20,066		27,815		19,351		14,793		13,984				12,932		10,312			10,100	10,000
Average Annual Return, Percent	36.29%	11.89%				10.00%
Russell 1000 Index [Member]
Account Value [Line Items]
Line Graph and Table Measure Name	Russell 1000® Index
Account Value	$ 33,206	$ 33,206	33,206	33,206	33,206	$ 33,206		24,050		21,967		26,269		18,305		16,511		14,464				13,520		10,933			10,486	10,000
Average Annual Return, Percent	38.07%	15.00%				12.75%
Russell 3000 Index [Member]
Account Value [Line Items]
Line Graph and Table Measure Name	Russell 3000® Index
Account Value	$ 32,298	$ 32,298	$ 32,298	$ 32,298	$ 32,298	$ 32,298	30,286	23,429	21,969	21,617	20,271	25,894	24,281	17,995	16,874	16,337	15,319	14,395	13,498	9,802	10,000	13,504	12,663	10,892	10,214	10,000	10,449	10,000
Average Annual Return, Percent	37.86%	14.60%	13.05%	13.05%	14.22%	12.44%
Russell 3000 C000199174 Index [Member]
Account Value [Line Items]
Account Value	$ 22,667	$ 22,667	$ 22,667	$ 22,667	$ 22,667	$ 22,667		16,442		15,171		18,173		12,629		11,465		10,103
Russell 3000 C000202060 Index [Member]
Account Value [Line Items]
Account Value	21,824	21,824	21,824	21,824	21,824	21,824		15,831		14,607		17,497		12,159		11,039		9,727
Russell 3000 C000171405 Index [Member]
Account Value [Line Items]
Account Value	$ 30,286	30,286	30,286	30,286	30,286	30,286		21,969		20,271		24,281		16,874		15,319		13,498				12,663		10,214
Standard & Poor's 500 Index [Member]
Account Value [Line Items]
Line Graph and Table Measure Name	S&P 500® Index
Account Value	$ 33,950	$ 33,950	33,950	33,950	33,950	$ 33,950		24,599		22,334		26,155		18,301		16,681		14,591				13,593		10,994			10,520	10,000
Average Annual Return, Percent	38.02%	15.27%				13.00%
Russell 1000 Value Index [Member]
Account Value [Line Items]
Line Graph and Table Measure Name	Russell 1000® Value Index
Account Value	$ 23,392	$ 23,392	23,392	23,392	23,392	$ 23,392		17,860		17,836		19,178		13,340		14,432		12,977				12,595		10,693			10,053	10,000
Average Annual Return, Percent	30.98%	10.14%				8.87%
Lipper Equity Income Funds Classification Average [Member]
Account Value [Line Items]
Line Graph and Table Measure Name	Lipper Equity Income Funds Classification Average
Average Annual Return, Percent	29.34%	10.27%				8.87%
Russell Midcap Growth Index [Member]
Account Value [Line Items]
Line Graph and Table Measure Name	Russell Midcap® Growth Index
Account Value	$ 28,880	$ 28,880	28,880	28,880	28,880	$ 28,880		20,826		20,151		28,358		20,339		16,790		14,118				13,301		10,536			10,494	10,000
Average Annual Return, Percent	38.67%	11.46%				11.19%
Lipper Mid Cap Growth Funds Classification Average [Member]
Account Value [Line Items]
Line Graph and Table Measure Name	Lipper Mid‑Cap Growth Funds Classification Average
Average Annual Return, Percent	33.43%	9.59%				9.78%
Russell 2000 C000199174 Index [Member]
Account Value [Line Items]
Account Value	$ 15,898	$ 15,898	15,898	15,898	15,898	$ 15,898		11,858		12,968		15,920		10,557		10,571		10,077
Russell 2000 Index [Member]
Account Value [Line Items]
Line Graph and Table Measure Name	Russell 2000® Index
Account Value	$ 21,460	$ 21,460	21,460	$ 21,460	21,460	$ 21,460		16,006		17,506		21,490		14,251		14,270		13,603			$ 10,000	13,355		10,446			10,034	10,000
Average Annual Return, Percent	34.07%	8.50%		7.20%		7.94%
Lipper Small Cap Core Funds Classification Average [Member]
Account Value [Line Items]
Line Graph and Table Measure Name	Lipper Small‑Cap Core Funds Classification Average
Average Annual Return, Percent	30.01%	9.31%		7.60%		7.83%
Russell Midcap Value Index [Member]
Account Value [Line Items]
Line Graph and Table Measure Name	Russell Midcap® Value Index
Account Value	$ 22,463	$ 22,463	$ 22,463	$ 22,463	22,463	$ 22,463		16,759		17,379		19,347		13,020		13,990		12,710		$ 9,876		12,689		10,834			10,047	10,000
Average Annual Return, Percent	34.03%	9.93%	8.42%			8.43%
Lipper Mid Cap Value Funds Classification Average [Member]
Account Value [Line Items]
Line Graph and Table Measure Name	Lipper Mid‑Cap Value Funds Classification Average
Average Annual Return, Percent	28.70%	10.00%	7.87%			8.00%
Russell Midcap Value C000202060 Index [Member]
Account Value [Line Items]
Account Value	$ 16,731	$ 16,731	$ 16,731	16,731	16,731	$ 16,731		12,483		12,944		14,410		9,697		10,420		9,466
Russell 2000 Value C000171405 Index [Member]
Account Value [Line Items]
Account Value	$ 20,205	20,205	20,205	20,205	20,205	20,205		15,334		17,024		19,070		11,607		13,484		13,063				13,141		10,529
Russell 2000 Value Index [Member]
Account Value [Line Items]
Line Graph and Table Measure Name	Russell 2000® Value Index
Account Value	$ 20,280	$ 20,280	20,280	20,280	$ 20,280	$ 20,280		15,391		17,087		19,141		11,650		13,534		13,112				13,190		10,568		10,000	9,712	10,000
Average Annual Return, Percent	31.77%	8.42%			8.80%	7.33%
Lipper Small Cap Value Funds Classification Average [Member]
Account Value [Line Items]
Line Graph and Table Measure Name	Lipper Small‑Cap Value Funds Classification Average
Average Annual Return, Percent	28.37%	10.80%			9.42%	7.52%
Lipper Large Cap Core Funds Classification Average [Member]
Account Value [Line Items]
Line Graph and Table Measure Name	Lipper Large‑Cap Core Funds Classification Average
Average Annual Return, Percent	35.60%	14.12%				11.84%
Russell 2000 Growth Index [Member]
Account Value [Line Items]
Line Graph and Table Measure Name	Russell 2000® Growth Index
Account Value	$ 21,890	$ 21,890	$ 21,890	$ 21,890	$ 21,890	$ 21,890	$ 21,766	$ 16,037	$ 15,947	$ 17,362	$ 17,263	$ 23,469	$ 23,336	$ 16,951	$ 16,855	$ 14,952	$ 14,867	$ 14,053	$ 13,973			$ 13,495	$ 13,418	$ 10,302	$ 10,243	$ 10,000	$ 10,352	$ 10,000
Average Annual Return, Percent	36.49%	7.92%			9.78%	8.15%
Lipper Small Cap Growth Funds Classification Average [Member]
Account Value [Line Items]
Line Graph and Table Measure Name	Lipper Small‑Cap Growth Funds Classification Average
Average Annual Return, Percent	34.18%	8.99%			11.06%	9.12%